COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

Maturity of Lease Liabilities at June 30, 2023:	Amount
2023	$11,802
2024	28,892
2025	29,758
2026	30,651
2027	10,317
Total lease payments	111,420
Less: Imputed interest	(12,066)
Present value of lease liabilities	$99,354